Consolidated Statements of Changes in Equity (Deficit) $ in Thousands, kr in Millions	Issued capital [member] USD ($)	Share premium [member] USD ($)	Reserve of share-based payments [member] USD ($)	Reserve of exchange differences on translation [member] USD ($)	Retained earnings [member] USD ($)	USD ($)	DKK (kr)
Equity at Dec. 31, 2022	$ 3,886	$ 80,727	$ 13,186	$ (3,651)	$ (85,845)	$ 8,303
Statement Line Items [Line Items]
Net loss for the period	0	0	0	0	(22,125)	(22,125)
Other comprehensive income	0	0	0	(122)	0	(122)
Share-based compensation	0	0	479	0	0	479
Issuance of shares for cash	2,013	7,155	0	0	0	9,168
Transaction costs	0	(432)	0	0	0	(432)
Equity at Dec. 31, 2023	5,899	87,450	13,665	(3,773)	(107,970)	(4,729)
Statement Line Items [Line Items]
Net loss for the period	0	0	0	0	(10,567)	(10,567)
Other comprehensive income	0	0	0	178	0	178
Share-based compensation	0	0	357	0	0	357
Issuance of shares for cash	4,617	11,933	0	0	0	16,550
Transaction costs	0	(2,344)	0	0	0	(2,344)
Non-cash effect from issue of investor warrants classified as derivative liability	0	(1,097)	0	0	0	(1,097)
Non-cash effect from issue of investor warrants classified as derivative liability	(0)	1,097	(0)	(0)	(0)	1,097
Equity at Dec. 31, 2024	10,516	95,942	14,022	(3,595)	(118,537)	(1,652)
Statement Line Items [Line Items]
Net loss for the period	0	0	0	0	(7,707)	(7,707)
Other comprehensive income	0	0	0	365	0	365
Share-based compensation	0	0	342	0	0	342
Issuance of shares for cash	5,275	19,794	0	0	0	25,069
Transaction costs	0	(1,908)	0	0	0	(1,908)
Non-cash effect from issue of investor warrants classified as derivative liability	0	(1,221)	0	0	0	(1,221)
Non-cash effect from issue of investor warrants classified as derivative liability	0	1,221	0	0	0	1,221
Forfeited warrants	0	228	(228)	0	0	0
Reclassification share-based compensation reserve	0	4,145	(4,145)	0	0	0
Loan conversion	0	1,309	0	0	0	1,309
Equity at Dec. 31, 2025	$ 15,791	$ 120,731	$ 9,991	$ (3,230)	$ (126,244)	$ 17,039	kr 104.3